Debt - Part-2 (Details) - USD ($)																							1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 10, 2025	Jun. 04, 2025	May 20, 2025	Dec. 24, 2024	Jun. 11, 2024	May 07, 2024	Apr. 04, 2024	Mar. 26, 2024	Feb. 28, 2024	Jan. 18, 2024	Jan. 11, 2024	Nov. 28, 2023	Nov. 08, 2023	Aug. 31, 2023	Aug. 10, 2023	May 30, 2023	Dec. 16, 2022	Oct. 31, 2022	Dec. 28, 2021	Aug. 25, 2021	Mar. 28, 2021	Jan. 11, 2021	Mar. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	May 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt [Line Items]
Maturity date								Feb. 11, 2025																			Dec. 16, 2025
Amortized issuance cost																											$ 10,208	$ 15,825	$ 15,825	$ 128,583
Issued principal amount																			$ 2,102,500
Gross proceeds debt																											500,000
Gain loss on extinguishment of debt																								$ (689,411)	$ (859,584)		(689,411)	(1,587,862)		16,105
Loan payable																													2,340,020
Convertible note payable					$ 250,000																						250,000	1,000,000	1,000,000	650,000
Payments loan payable																								$ 12,031,491			$ 12,031,491		11,983,137	15,076,588
Converted amount																													1,357,143
Minimum percentage of net proceeds																								50.00%			50.00%
FSB Commercial Loans [Member]
Debt [Line Items]
Loan amount		$ 780,000											$ 375,000											$ 1,105,000			$ 1,105,000		$ 1,105,000
Fixed interest rate		11.25%											8.50%					5.97%						4.35%			4.35%		4.35%
Monthly payments of loan													$ 3,255
Issuance costs													$ 6,877				$ 5,077
Maturity date													Nov. 08, 2024														Jan. 29, 2026
Interest rate																	6.50%
First Southern National Bank [Member]
Debt [Line Items]
Loan amount																	$ 568,000	$ 2,086,921
Monthly payments of loan																	2,830	23,138
Issuance costs																	$ 4,531	$ 25,575												6,877
Maturity date																	Dec. 16, 2025	Oct. 31, 2025				Aug. 31, 2024					Aug. 31, 2024		Aug. 31, 2024
Final monthly payment																		$ 1,608,530
Convertible Debentures [Member]
Debt [Line Items]
Amortized issuance cost																								$ 0	1,993		$ 0	3,987
Issued principal amount																			2,102,500				$ 650,000								$ 1,612,000
Maturity term																											5 years
Loan payable									$ 250,000
Original Issue Discount [Member]
Debt [Line Items]
Debenture issuance cost							$ 20,000
Loan payable																								2,738,871			$ 2,738,871		$ 2,340,020	2,063,058
Convertible note payable percentage																											30.00%		30.00%
Original issue discount percentage																											50.00%		50.00%
Face value																								1,000,000			$ 1,000,000		$ 1,000,000
Payments loan payable																													$ 4,509,147	1,923,474
Conversion Price Debt [Member]
Debt [Line Items]
Increased the interest rate															41.00%											150.00%
Conversion price of the Notes																											75.00%
Kimball Carr [Member]
Debt [Line Items]
Loan payable																								968,460			$ 1,832,400
One Investor [Member]
Debt [Line Items]
Convertible note payable																										$ 204,700
Two Investor [Member]
Debt [Line Items]
Convertible note payable																										92,000
Note To Diagonal Lending [Member]
Debt [Line Items]
Convertible note payable																										28,658
Interest payment																										24,564
Note To Boot Capital [Member]
Debt [Line Items]
Convertible note payable																										12,880
Interest payment																										11,040
Promissory Note [Member]
Debt [Line Items]
Principal amount	$ 625,000
Original issue discount	125,000
Target Note	$ 500,000
Second Target Note [Member]
Debt [Line Items]
Principal amount																								625,000			625,000
Original issue discount																								$ 125,000			125,000
Target Note																											$ 500,000
First Commercial Loan [Member] | First Southern National Bank [Member]
Debt [Line Items]
Maturity date																								Jan. 25, 2024			Jan. 25, 2024		Jan. 25, 2024
Monthly payments of loan																											$ 6,903		$ 6,903
Issuance costs																								$ 13,264			13,264		13,264
Monthly payments																											$ 9,016		$ 9,016
Increased the interest rate																								8.15%			8.15%		8.15%
Amortized issuance cost																								$ 2,962	$ 5,090		$ 5,891	$ 10,180
First Commercial Loan [Member] | FSB Notes Payable [Member]
Debt [Line Items]
Amortized issuance cost																													$ 19,053	14,611
Second Commercial Loan [Member] | First Southern National Bank [Member]
Debt [Line Items]
Loan amount																						$ 1,278,400		$ 1,278,400			$ 1,278,400
Fixed interest rate																						4.35%		4.35%			4.35%
Monthly payments of loan																						$ 13,157					$ 13,157
Issuance costs																						$ 10,085		$ 10,085			$ 10,085
Maturity date																						Jan. 25, 2024					Jan. 25, 2024
Monthly payments																						$ 14,898					$ 14,898
Increased the interest rate																						8.15%		8.15%			8.15%
Third Commercial Loan [Member]
Debt [Line Items]
Fixed interest rate																						5.05%
Maturity date											Sep. 11, 2021									Feb. 25, 2023
Third Commercial Loan [Member] | First Southern National Bank [Member]
Debt [Line Items]
Loan amount																				$ 469,914		$ 450,000
Monthly payments of loan																						27,164		$ 27,164
Issuance costs																						$ 753		753			$ 753
Third Commercial Loan [Member] | FSB [Member]
Debt [Line Items]
Fixed interest rate																						5.05%
Second Loan [Member]
Debt [Line Items]
Fixed interest rate																	6.50%	5.97%
Second Loan [Member] | First Southern National Bank [Member]
Debt [Line Items]
Loan amount																	$ 640,000	$ 400,000
Monthly payments of loan																	$ 7,443	2,859									2,859
Issuance costs																		$ 3,277						3,277			$ 3,277
Maturity date																	Dec. 16, 2025	Oct. 31, 2042									Dec. 16, 2025
Third Loan [Member]
Debt [Line Items]
Fixed interest rate																	6.50%
Third Loan [Member] | First Southern National Bank [Member]
Debt [Line Items]
Loan amount																		$ 700,000
Fixed interest rate																		6.75%
Monthly payments of loan																		$ 6,903									$ 6,903
Maturity date																	Dec. 16, 2025	Apr. 01, 2023									Oct. 31, 2025
Final monthly payment																		$ 423,278						$ 423,278			$ 423,278
Separate Commercial Loan [Member] | FSB Commercial Loans [Member]
Debt [Line Items]
Monthly payments of loan		$ 1											$ 1
Separate Commercial Loan [Member] | First Southern National Bank [Member]
Debt [Line Items]
Monthly payments of loan																	$ 4,772
Issuance costs																	$ 4,531
Convertible Debentures [Member]
Debt [Line Items]
Amortized issuance cost																													$ 0	7,996
Issued principal amount																					$ 2,102,500		$ 650,000								$ 1,612,000
Discount price percentage																								25.00%			25.00%		25.00%
Maturity term																													5 years
Loan payable									250,000
Investor principal balance									$ 100,000
Percentage of accrued interest									6.00%
Securities Purchase Agreements [Member] | Note To Diagonal Lending [Member]
Debt [Line Items]
Convertible note payable																										114,632
Securities Purchase Agreements [Member] | Note To Boot Capital [Member]
Debt [Line Items]
Convertible note payable																										$ 51,520
Convertible Promissory Note [Member] | Convertible Debentures [Member]
Debt [Line Items]
Subordinated convertible promissory note percentage																					6.00%
Convertible Notes Payable [Member]
Debt [Line Items]
Maturity date								Dec. 26, 2024
Convertible note payable					$ 250,000			$ 500,000
Convertible note payable percentage																											20.00%		20.00%
Conversion price per share (in Dollars per share)																											$ 0.03		$ 0.75
Convertible note payable increase percentage																											20.00%		20.00%
Fixed conversion price percentage																											20.00%		20.00%
Convertible notes payable																								$ 258,393			$ 258,393		$ 0
Payments loan payable																													$ 392,857
Convertible Notes Payable [Member] | Original Issue Discount [Member]
Debt [Line Items]
Convertible note payable percentage																											15.00%		15.00%
Loans Payable [Member]
Debt [Line Items]
Monthly payments of loan			$ 78,500	$ 71,995		$ 90,229									$ 76,071
Increased the interest rate				43.00%
Amortized issuance cost																								$ 259,780			$ 521,545
Debenture issuance cost												$ 56,800
Gross proceeds debt			550,000	$ 513,650		518,750	420,000			$ 549,185		$ 531,071			507,460	$ 1,050,000
Gain loss on extinguishment of debt			$ 689,411	546,356											441,618
Loss on debt				$ 546,356		$ 859,584				728,278					$ 441,618
Loans Payable [Member] | Original Issue Discount [Member]
Debt [Line Items]
Monthly payments of loan							$ 21,600			$ 86,214						$ 57,346
Increased the interest rate			42.00%			49.00%	51.00%			52.00%		49.00%			41.00%	49.00%
Amortized issuance cost																													$ 1,624,333	$ 671,719
Debenture issuance cost																$ 50,000
Due payments period																											Jun. 06, 2023		Jun. 06, 2023
Original issuance discount							$ 184,800									$ 441,000
Gain loss on extinguishment of debt										$ 728,278
Loss on debt												$ 485,436
Loans Payable [Member] | Debt Borrowing [Member]
Debt [Line Items]
Increased the interest rate				43.00%
Minimum [Member] | Promissory Note [Member]
Debt [Line Items]
Due and Payable and Issue Discount Increase																								20.00%			20.00%
Maximum [Member] | Promissory Note [Member]
Debt [Line Items]
Due and Payable and Issue Discount Increase																								40.00%			40.00%
Class A Common Stock [Member] | Convertible Debentures [Member]
Debt [Line Items]
Issued principal amount																			$ 2,102,500
Class A Common Stock [Member] | Convertible Debenture Conversion to Class A Common Stock [Member]
Debt [Line Items]
Conversion shares (in Shares)														598
Price per share (in Dollars per share)														$ 3
Class A Common Stock [Member] | Convertible Debenture Conversion to Class A Common Stock [Member] | Convertible Debentures [Member]
Debt [Line Items]
Conversion shares (in Shares)														14,953
Price per share (in Dollars per share)														$ 30
Class A Common Stock [Member] | Convertible Notes Payable [Member]
Debt [Line Items]
Conversion shares (in Shares)																													226,249
Converted amount																													$ 1,357,143
IPO [Member]
Debt [Line Items]
Debenture issuance cost														$ 448,429
IPO [Member] | Convertible Debentures [Member]
Debt [Line Items]
Debenture issuance cost																								$ 40,000			$ 40,000
IPO [Member] | Convertible Debenture Principal Conversion to Class A Common Stock [Member]
Debt [Line Items]
Debenture convert amount														4,014,500
IPO [Member] | Convertible Debenture Principal Conversion to Class A Common Stock [Member] | Convertible Debentures [Member]
Debt [Line Items]
Debenture convert amount														4,014,500
IPO [Member] | Convertible Debenture Interest Conversion to Class A Common Stock [Member]
Debt [Line Items]
Debenture convert amount														399,818
IPO [Member] | Convertible Debenture Interest Conversion to Class A Common Stock [Member] | Convertible Debentures [Member]
Debt [Line Items]
Debenture convert amount														$ 399,818
IPO [Member] | Convertible Debentures [Member]
Debt [Line Items]
Debenture issuance cost																													$ 40,000
IPO [Member] | Convertible Notes Payable [Member]
Debt [Line Items]
Price per share (in Dollars per share)														$ 10,000
Conversion feature amount														$ 1,569,395
IPO [Member] | Convertible Notes Payable [Member] | Convertible Debentures [Member]
Debt [Line Items]
Price per share (in Dollars per share)														$ 40
Conversion feature amount														$ 1,569,395